Short-term Loan	12 Months Ended
Dec. 31, 2014
Short-term Loan
Short-term Loan

13.Short-term Loan

In 2013, the Company entered into a short-term loan arrangement with the Hong Kong and Shanghai Banking Corporation (“HSBC”). The commitment of the loan amounts to RMB975.5 million (US$161.1 million), with a fixed interest rate of 1.25% per annum and a maturity term of twelve months.

In 2014, the Company entered into three short-term loan arrangements with HSBC. The commitments of the loans are RMB673.1 million (US$110.0 million), RMB550.7 million (US$90.0 million), and RMB275.4 million (US$45.0 million), with a fixed interest rate of 1.15% , 1.15%, and 0.96% per annum and a maturity term of twelve months, twelve months, and three months, respectively.

In 2014, the Company entered into a short-term loan arrangement with the JPMorgan Chase & Co. The commitment of the loan amounts to RMB550.7 million (US$90.0 million), with a fixed interest rate of 0.96% per annum and a maturity term of twelve months. The US$90.0 million loan was secured by RMB deposits of the Company in an onshore branch of this bank in the amount of RMB614.2 million, which was recognized as a short-term investment. (see Note 6)